UNAUDITED CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands		1 Months Ended	9 Months Ended
		Mar. 31, 2016	Sep. 30, 2016	Sep. 30, 2015
Operating revenues
Vessel and other management fee	[1]		$ 8,902	$ 9,671
Operating revenues			57,194	79,680
Operating expenses
Vessel operating expenses			41,739	42,857
Administrative expenses			31,073	23,505
Depreciation and amortization			56,146	54,191
Impairment of long-term assets		$ 1,700	1,706	0
Total operating expenses			165,594	178,068
Gain on disposals to Golar Partners	[1]		0	103,539
Impairment of vessel held-for-sale			0	(1,032)
Loss on disposal of vessel held-for-sale			0	(5,824)
Other operating gains and losses			16	0
Operating loss			(108,384)	(1,705)
Other non-operating loss
Net loss on disposal of Golar Power			(12,184)	0
Total other non-operating income (loss)			(12,184)	0
Financial income (expense)
Interest income	[1]		1,527	4,786
Interest expense	[1]		(34,917)	(51,622)
Other financial items, net			(33,579)	(91,561)
Net financial expense			(66,969)	(138,397)
Loss before taxes and equity in net earnings of affiliates			(187,537)	(140,102)
Income taxes			1,039	2,563
Equity in net earnings of affiliates			10,118	42,140
Net loss			(176,380)	(95,399)
Net income attributable to non-controlling interests			(18,775)	(8,138)
Net loss attributable to Golar LNG Ltd			$ (195,155)	$ (103,537)
Basic and diluted loss per share (in USD per share)			$ (2.10)	$ (1.11)
Cash dividends declared and paid per share (in USD per share)			$ 0.15	$ 1.35
Non-collaborative Arrangement Transactions
Operating revenues
Time and voyage charter revenues	[1]		$ 37,798	$ 70,009
Operating expenses
Voyage and charterhire expenses	[1]		28,505	57,515
Collaborative Arrangement
Operating revenues
Time and voyage charter revenues	[1]		10,494	0
Operating expenses
Voyage and charterhire expenses	[1]		$ 6,425	$ 0

[1]	This includes amounts arising from transactions with related parties (see note 17).